PRUDENTIAL GLOBAL REAL ESTATE FUND
Gateway Center Three, 4th Floor

100 Mulberry Street
Newark, New Jersey 07102

June 1, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Prudential Global Real Estate Fund
     1933 Act File No.: 333-42705
     1940 Act File No.: 811-08565

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on May 27, 2010.

     If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

                                   Very truly yours,

                                   /s/ Jonathan D. Shain
                                   Jonathan D. Shain
                                   Assistant Secretary